Management of financial risks and financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of financial assets representing the maximum exposure to credit risk
The carrying amount of the financial assets representing the maximum exposure to credit risk is shown in the table below:

	2024	2023

Financial assets
Securities purchased under resale agreements	22,057,137	14,888,978
Securities	203,701,541	154,200,583
Public securities	93,717,168	75,289,433
Private securities	109,984,373	78,911,150
Derivative financial instruments	46,199,796	23,733,466
Securities trading and intermediation	6,499,097	2,932,319
Accounts receivable	778,943	681,190
Loan operations	29,228,463	28,551,935
Other financial assets	13,232,997	4,208,743
Off-balance exposures (credit card limits)	7,873,551	8,912,707
Total	329,571,525	238,109,921

Summary of financial liabilities into groupings based on their contractual maturities
The tables below summarize the Group’s financial liabilities into groupings based on their contractual maturities:

	2024
Liabilities	Up to 1 month	From 2 to 3 months	From 4 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities	14,830,405	—	—	—	422,971	15,253,376
Derivative financial instruments	7,176,746	3,336,329	10,134,377	11,738,481	7,661,754	40,047,687
Securities sold under repurchase agreements	71,779,721	—	—	—	—	71,779,721
Securities trading and intermediation	18,474,978	—	—	—	—	18,474,978
Financing instruments payable	6,140,457	16,786,357	29,109,323	37,796,433	5,415,912	95,248,482
Borrowings	—	—	1,666,432	—	—	1,666,432
Accounts payables	763,465	—	—	—	—	763,465
Other financial liabilities	9,124,704	1,560,439	3,584,285	461,435	—	14,730,863
Total	128,290,476	21,683,125	44,494,417	49,996,349	13,500,637	257,965,004

	2023
Liabilities	Up to 1 month	From 2 to 3 months	From 4 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities	19,949,021	—	—	—	474,053	20,423,074
Derivative financial instruments	5,580,573	2,719,744	6,773,980	7,873,062	1,838,057	24,785,416
Securities sold under repurchase agreements	32,796,941	543,570	—	—	—	33,340,511
Securities trading and intermediation	16,943,539	—	—	—	—	16,943,539
Financing instruments payable	3,812,510	8,383,531	10,690,918	36,648,126	830,505	60,365,590
Borrowings	—	10,796	2,188,626	—	—	2,199,422
Accounts payables	948,218	—	—	—	—	948,218
Other financial liabilities	5,815,141	756,864	4,588,231	1,056,580	14,560	12,231,376
Total	85,845,943	12,414,505	24,241,755	45,577,768	3,157,175	171,237,146

Summary of sensitivity analysis

		2024
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III

Fixed interest rate	Fixed interest rate in Reais	(117)	(8,285)	50,065
Exchange coupons	Foreign currencies coupon rate	(28)	(6,905)	(15,497)
Foreign currencies	Exchange rates	(124)	64,512	148,169
Price indexes	Inflation coupon rates	(68)	(11,606)	(24,563)
Shares	Shares prices	(5,858)	(162,112)	(458,841)
Commodities	Commodities price	(320)	(4,471)	17,579
		(6,515)	(128,867)	(283,088)

		2023
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III

Fixed interest rate	Fixed interest rate in Reais	(258)	21,269	22,753
Exchange coupons	Foreign currencies coupon rate	(367)	(18,174)	(36,588)
Foreign currencies	Exchange rates	331	343,440	907,349
Price indexes	Inflation coupon rates	(103)	(12,998)	(24,579)
Shares	Shares prices	(3,472)	(251,572)	(289,613)
Commodities	Commodities price	(2,822)	(70,566)	(141,133)
		(6,691)	11,399	438,189

Scenario I: Increase of 1 basis point in the rates in the fixed interest rate yield, exchange coupons, inflation and 1 percentage point in the prices of shares, commodities and currencies;
Scenario II: Project a variation of 25 percent in the rates of the fixed interest yield, exchange coupons, inflation, prices of shares, commodities and currencies, both rise and fall, being considered the largest losses resulting by risk factor; and
Scenario III: Project a variation of 50 percent in the rates of the fixed interest yield, exchange coupons, inflation, prices of shares, commodities and currencies, both rise and fall, being considered the largest losses resulting from the risk factor.